Long term incentive plan (Details 1)	12 Months Ended
Jun. 30, 2021 shares
Stock Options 5 [Member]
Statement [Line Items]
Grant date	March 19, 2021
Actual / Estimated Vesting Date	June 30, 2022
Expiration Date	December 31 , 2022
Vesting Conditions	Offtake Agreement
Granted (Expired or Cancelled)	25,000
Balance closing	25,000
Stock Options 4 [Member]
Statement [Line Items]
Grant date	March 19, 2021
Actual / Estimated Vesting Date	June 30, 2022
Expiration Date	December 31, 2022
Vesting Conditions	Plant Commissioning
Granted (Expired or Cancelled)	100,000
Balance closing	100,000
Stock Options 1 [Member]
Statement [Line Items]
Grant date	December 29, 2020
Actual / Estimated Vesting Date	February 7, 2021
Expiration Date	August 19, 202
Vesting Conditions	Financing Milestone
Granted (Expired or Cancelled)	172,481
Converted	(172,481)
Stock Options 2 [Member]
Statement [Line Items]
Grant date	December 29, 2020
Actual / Estimated Vesting Date	February 7, 2021
Expiration Date	February 19, 2021
Vesting Conditions	Financing Milestone
Granted (Expired or Cancelled)	172,481
Converted	(172,481)
Stock Options [Member]
Statement [Line Items]
Actual / Estimated Vesting Date	February 7, 2021
Expiration Date	February 19, 2022
Vesting Conditions	Financing Milestone
Granted (Expired or Cancelled)	172,481
Converted	(172,481)
Stock Options 3 [Member]
Statement [Line Items]
Grant date	March 19, 2021
Actual / Estimated Vesting Date	December 31, 2022
Expiration Date	June 30, 2023
Vesting Conditions	Employment
Granted (Expired or Cancelled)	200,000
Balance closing	200,000
Stock Options 6 [Member]
Statement [Line Items]
Grant date	March 19, 2021
Actual / Estimated Vesting Date	May 17, 2021
Expiration Date	December 31, 2021
Vesting Conditions	Financing Milestone
Granted (Expired or Cancelled)	150,000
Balance closing	150,000
Stock Option (Total) [Member]
Statement [Line Items]
Granted (Expired or Cancelled)	992,443
Converted	(517,443)
Balance closing	475,000